Annual Total Returns - BlackRock High Yield Bond Portfolio (Service Shares) [BarChart] - Service - BlackRock High Yield Bond Portfolio - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.69%
Annual Return 2012	16.75%
Annual Return 2013	9.09%
Annual Return 2014	2.92%
Annual Return 2015	(4.33%)
Annual Return 2016	13.60%
Annual Return 2017	7.88%
Annual Return 2018	(3.15%)
Annual Return 2019	15.15%
Annual Return 2020	5.39%